Related Party Transactions (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	May 16, 2022	Mar. 22, 2021	Feb. 02, 2021
Related Party Transactions (Details) [Line Items]
Exceeds per share			$ 12			$ 12		$ 12
Proceeds from related party debt					$ 172,000
Agreed amount to repay for administrative services	$ 10,000
Administrative services fee			$ 30,000	$ 30,000		$ 60,000	$ 40,000	$ 100,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Additional units	3,616,305
Forfeited aggregate of founder shares	127,174
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Non-interest bearing									$ 1,000,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred to related party											35,000
Shares outstanding										7,906,250
Shares issued										7,906,250
Number of common stock shares subject to forfeiture										1,031,250
Percentage of founder shares										20.00%
Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of sponsor paid		$ 25,000
Issuance of shares		7,187,500
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan amount		$ 300,000
Working Capital Loan [Member]
Related Party Transactions (Details) [Line Items]
Convertible debt			$ 1,500,000			$ 1,500,000		$ 1,500,000
Convertible private placement warrants						1,500,000		1,500,000
Share price			$ 1			$ 1		$ 1